TOTAL OPERATING COSTS - Narrative (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended			24 Months Ended	36 Months Ended
	Nov. 30, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	May 28, 2016
Disclosure of other provisions [line items]
Restructuring expenses			€ 236	€ 186	€ 260
Supply Chain Site Closure in Iberia
Disclosure of other provisions [line items]
Restructuring expenses	€ 112
Supply Chain Site Closure in Great Britain
Disclosure of other provisions [line items]
Restructuring expenses		€ 31
Expected restructuring charges including accelerated depreciation						€ 40
CCEP Integration and Synergy Progamme
Disclosure of other provisions [line items]
Restructuring expenses			50	215			€ 450
Germany Restructuring Programme and Iberia Inflight Initiatives
Disclosure of other provisions [line items]
Restructuring expenses			3	€ 23
Other provisions								€ 228
Iberia | Commercial Initiative
Disclosure of other provisions [line items]
Restructuring expenses			15
Expected restructuring charges including accelerated depreciation			38
Germany | Commercial Initiative
Disclosure of other provisions [line items]
Restructuring expenses			11
Expected restructuring charges including accelerated depreciation			€ 30